Basis of Presentation and Significant Accounting Policies (Details) - Summary of estimated useful live - DocGo Inc. and Subsidiaries [Member]	12 Months Ended
Dec. 31, 2020
Buildings [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	39 years
Office equipment and furniture [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Medical equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Leasehold improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Leasehold improvements	Shorter of useful life of asset or lease term
Minimum [Member] | Vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	8 years